PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 97.3%

Aerospace & Defense — 5.2%
Northrop Grumman Corp.	7,931	$2,972,459
The Boeing Co.	34,923	13,287,154

		16,259,613

Agriculture — 0.7%
Philip Morris International, Inc.	28,287	2,147,832

Apparel — 1.2%
NIKE, Inc., Class B	39,023	3,665,040

Auto Manufacturers — 0.9%
Ferrari N.V.	18,530	2,855,288

Auto Parts & Equipment — 1.2%
Aptiv PLC	44,448	3,885,644

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	9,804	960,204
Vertex Pharmaceuticals, Inc.*	27,584	4,673,281

		5,633,485

Chemicals — 0.8%
DuPont de Nemours, Inc.	11,734	836,751
Linde PLC	8,700	1,685,364

		2,522,115

Commercial Services — 2.9%
Equifax, Inc.	8,091	1,138,161
Global Payments, Inc.	12,070	1,919,130
PayPal Holdings, Inc.*	26,589	2,754,355
S&P Global, Inc.	831	203,578
TransUnion	39,228	3,181,783

		9,197,007

Computers — 0.8%
Apple, Inc.	10,874	2,435,450

Diversified Financial Services — 9.9%
Ant International Co. Ltd., Class C*(1),#	189,827	1,220,588
Intercontinental Exchange, Inc.	21,367	1,971,533
Mastercard, Inc., Class A	39,509	10,729,459
TD Ameritrade Holding Corp.	55,843	2,607,868
The Charles Schwab Corp.	59,465	2,487,421
Visa, Inc., Class A	69,950	12,032,099

		31,048,968

Electric — 1.7%
NextEra Energy, Inc.	10,774	2,510,234
Sempra Energy	19,394	2,862,749

		5,372,983

Electronics — 1.2%
Fortive Corp.	37,434	2,566,475
Honeywell International, Inc.	7,222	1,221,962

		3,788,437

Healthcare Products — 5.3%
Alcon, Inc.*	29,389	1,713,782
Becton Dickinson & Co.	17,421	4,406,816
Intuitive Surgical, Inc.*	8,945	4,829,674

	Number of Shares	Value†

Healthcare Products — (continued)
Stryker Corp.	26,140	$5,654,082

		16,604,354

Healthcare Services — 4.2%
Anthem, Inc.	10,762	2,583,956
Centene Corp.*	48,910	2,115,846
HCA Healthcare, Inc.	18,721	2,254,383
UnitedHealth Group, Inc.	21,406	4,651,952
WellCare Health Plans, Inc.*	6,328	1,640,028

		13,246,165

Home Builders — 0.5%
NVR, Inc.*	411	1,527,831

Insurance — 0.6%
Chubb Ltd.	11,223	1,811,841

Internet — 28.1%
Alibaba Group Holding Ltd. ADR*	49,728	8,316,013
Alphabet, Inc., Class A*	8,146	9,947,406
Alphabet, Inc., Class C*	7,955	9,697,145
Amazon.com, Inc.*	14,735	25,578,634
Booking Holdings, Inc.*	1,562	3,065,597
Facebook, Inc., Class A*	96,332	17,154,803
IAC/InterActiveCorp.*	10,871	2,369,552
Match Group, Inc.	281	20,075
MercadoLibre, Inc.*	1,604	884,173
Netflix, Inc.*	15,053	4,028,484
Symantec Corp.	45,749	1,081,049
Tencent Holdings Ltd.	148,200	6,243,622

		88,386,553

Lodging — 2.0%
Las Vegas Sands Corp.	38,936	2,248,943
MGM Resorts International	56,100	1,555,092
Wynn Resorts Ltd.	24,402	2,652,986

		6,457,021

Machinery - Diversified — 2.7%
Hexagon AB, Class B	34,238	1,650,678
Roper Technologies, Inc.	11,437	4,078,434
Wabtec Corp.	39,290	2,823,379

		8,552,491

Media — 1.5%
The Walt Disney Co.	37,115	4,836,827

Oil & Gas — 0.5%
Concho Resources, Inc.	9,500	645,050
Pioneer Natural Resources Co.	8,871	1,115,706

		1,760,756

Pharmaceuticals — 0.7%
Cigna Corp.	14,596	2,215,527

Retail — 3.2%
Dollar General Corp.	7,880	1,252,447
Dollar Tree, Inc.*	26,307	3,003,207
Dollarama, Inc.	83,381	2,985,063

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Retail — (continued)
McDonald’s Corp.	7,574	$1,626,214
Restaurant Brands International, Inc.	14,646	1,041,917
Ulta Beauty, Inc.*	696	174,452

		10,083,300

Semiconductors — 1.9%
ASML Holding N.V.	13,801	3,428,444
Marvell Technology Group Ltd.	108,267	2,703,427

		6,131,871

Software — 17.2%
Atlassian Corp. PLC, Class A*	2,364	296,540
Fidelity National Information Services, Inc.	54,274	7,205,416
Fiserv, Inc.*	38,389	3,976,717
Intuit, Inc.	18,593	4,944,622
Microsoft Corp.	132,726	18,452,896
salesforce.com, Inc.*	30,793	4,570,913
ServiceNow, Inc.*	7,738	1,964,291
Slack Technologies, Inc., Class A*	41,648	988,307
Splunk, Inc.*	24,975	2,943,554
Temenos AG	10,595	1,772,822
Tencent Music Entertainment Group ADR*	102,000	1,302,540
VMware, Inc., Class A	20,055	3,009,453
Workday, Inc., Class A*	15,205	2,584,242
Zoom Video Communications, Inc., Class A*	1,033	78,715

		54,091,028

Transportation — 0.6%
J.B. Hunt Transport Services, Inc.	16,826	1,861,797

TOTAL COMMON STOCKS (Cost $217,008,789)		306,379,224

PREFERRED STOCKS — 1.5%

Electronics — 0.2%
GM Cruise, Class F, CONV*(1),#	27,200	496,400

Internet — 0.4%
Aurora Innovation, Inc., Series B, CONV*(1),#	27,730	256,233
Uber Technologies, Inc.*,#	13,941	403,543
Xiaoju Kuaizhi, Inc. (didi), CONV*(1),#	11,920	607,111

		1,266,887

Lodging — 0.5%
Airbnb, Inc., Series D, CONV*(1),#	9,999	1,131,387
Airbnb, Inc., Series E, CONV*(1),#	3,694	417,976

		1,549,363

Real Estate — 0.0%
WeWork Companies, Inc., Series E, CONV*(1),#	7,802	132,868

	Number of Shares	Value†

Software — 0.4%
Magic Leap, Inc., Series C, CONV*(1),#	15,808	$384,134
Magic Leap, Inc., Series D, CONV*(1),#	10,934	265,696
Uipath, Inc., Series D-1, CONV*(1),#	9,746	383,522
Uipath, Inc., Series D-2, CONV*(1),#	1,637	64,419

		1,097,771

TOTAL PREFERRED STOCKS (Cost $3,854,266)		4,543,289

REAL ESTATE INVESTMENT TRUSTS — 0.3%

Diversified — 0.3%
Crown Castle International Corp. (Cost $735,500)	6,869	954,860

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%)	889,271	889,271
T. Rowe Price Investment, Ltd. (seven-day effective yield 2.024%)	1,258,902	1,258,902

TOTAL SHORT-TERM INVESTMENTS (Cost $2,148,173)		2,148,173

TOTAL INVESTMENTS — 99.8% (Cost $223,746,728)		314,025,546

Other Assets & Liabilities — 0.2%		719,910

TOTAL NET ASSETS — 100.0%		$314,745,456

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $5,763,877 which represented 1.8% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb, Inc., Series D	4/16/2014	$407,090	$1,131,387
Airbnb, Inc., Series E	7/14/2015	343,891	417,976
Ant International Co. Ltd., Class C	6/7/2018	1,064,929	1,220,588
Aurora Innovation, Inc., Series B	3/1/2019	256,234	256,234
GM Cruise Class F	5/7/2019	496,400	496,400
Magic Leap, Inc., Series C	1/20/2016	364,106	384,134
Magic Leap, Inc., Series D	10/12/2017	295,218	265,696
Uber Technologies	1/16/2018	659,863	403,543
Uipath, Inc., Series D-1	4/26/2019	383,521	383,522
Uipath, Inc., Series D-2	4/26/2019	64,419	64,419
WeWork Companies Series E	6/23/2015	256,605	132,868
Xiaoju Kuaizhi Series A	10/19/2015	326,920	607,111

Total		$4,919,196	$5,763,877

ADR — American Depositary Receipt.

CONV — Convertible Security.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 09/30/2019 ††
United States	87%
China	5
Switzerland	2
Canada	1
Ireland	1
Italy	1
Netherlands	1
Other	2
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS
Aerospace & Defense	$16,259,613	$16,259,613	$—	$—
Agriculture	2,147,832	2,147,832	—	—
Apparel	3,665,040	3,665,040	—	—
Auto Manufacturers	2,855,288	2,855,288	—	—
Auto Parts & Equipment	3,885,644	3,885,644	—	—
Biotechnology	5,633,485	5,633,485	—	—
Chemicals	2,522,115	2,522,115	—	—
Commercial Services	9,197,007	9,197,007	—	—
Computers	2,435,450	2,435,450	—	—
Diversified Financial Services	31,048,968	29,828,380	—	1,220,588
Electric	5,372,983	5,372,983	—	—
Electronics	3,788,437	3,788,437	—	—
Healthcare Products	16,604,354	16,604,354	—	—
Healthcare Services	13,246,165	13,246,165	—	—
Home Builders	1,527,831	1,527,831	—	—
Insurance	1,811,841	1,811,841	—	—
Internet	88,386,553	88,386,553	—	—
Lodging	6,457,021	6,457,021	—	—
Machinery - Diversified	8,552,491	8,552,491	—	—
Media	4,836,827	4,836,827	—	—
Oil & Gas	1,760,756	1,760,756	—	—
Pharmaceuticals	2,215,527	2,215,527	—	—
Retail	10,083,300	10,083,300	—	—
Semiconductors	6,131,871	6,131,871	—	—
Software	54,091,028	54,091,028	—	—
Transportation	1,861,797	1,861,797	—	—

TOTAL COMMON STOCKS	306,379,224	305,158,636	—	1,220,588

PREFERRED STOCKS
Internet	403,543	—	403,543	—
Electronics	496,400	—	—	496,400
Internet	863,344	—	—	863,344
Lodging	1,549,363	—	—	1,549,363
Real Estate	132,868	—	—	132,868
Software	1,097,771	—	—	1,097,771

TOTAL PREFERRED STOCKS	4,543,289		403,543	4,139,746

REAL ESTATE INVESTMENT TRUSTS	954,860	954,860	—	—
SHORT-TERM INVESTMENTS	2,148,173	2,148,173	—	—

TOTAL INVESTMENTS	$314,025,546	$308,261,669	$403,543	$5,360,334

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$4,926,096
Change in Appreciation/(Depreciation)	(96,767)
Purchases	1,200,574
Sales/Exchange	(686,964)
Realized Gain (Loss)	17,395

Balance as of 9/30/2019	$5,360,334

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $6,356,744 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

4